PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of other current assets which are included in the prepaid expenses and other current assets

Components of other current assets which are included in the prepaid expenses and other current assets are as follows:

	As of December 31,
	2018	2019

Receivable from payment processing agencies (1)	$1,386	$217
Prepayment to suppliers	838	967
Rental deposits and prepaid rents	268	680
Deferred expense	686	350
Others	2,633	1,405
Total	$5,811	$3,619
(1)

Receivables from payment processing agencies represented cash that had been received from customers but held by the payment processing agencies in the process of reconciliation as of December 31, 2018 and 2019. The receivables were collected by the Group subsequent to the respective year end.